Report of Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Derivatives	237,740	268,637
Other financial assets	10,881	11,397
Reinsurance contract assets	5,886	4,798
Assets held for sale	11,115	27,234
Total assets	3,233,034	3,017,048	$ 3,038,677
Insurance contract liabilities	122,955	107,629
Reinsurance contract liabilities	682	701
Liabilities of disposal groups held for sale	23,382	29,011
Other liabilities	21,112	19,052
Total liabilities	3,027,368	2,824,775
Total equity	205,666	192,273	$ 192,610	$ 185,197
Total liabilities and equity	3,233,034	3,017,048
Insurance manufacturing subsidiaries
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets	127,432	115,322
financial assets designated and otherwise mandatorily measured at fair value through profit or loss	116,605	104,089
Derivatives	144	215
– financial investments – at amortised cost	5,388	6,030
– financial assets at fair value through other comprehensive income	217	79
Other financial assets	5,078	4,909
Insurance contract assets	110	118
Reinsurance contract assets	5,948	5,013
Assets held for sale	6,624	24,222
Other assets and investment properties	4,644	3,862
Total assets	144,758	148,537
Liabilities under investment contracts designated at fair value	5,288	5,931
Insurance contract liabilities	121,868	107,032
Reinsurance contract liabilities	680	701
Liabilities of disposal groups held for sale	6,386	23,420
Other liabilities	3,821	4,438
Total liabilities	138,043	141,522
Total equity	6,715	7,015
Total liabilities and equity	144,758	148,537
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets	111,078	98,676
financial assets designated and otherwise mandatorily measured at fair value through profit or loss	106,705	94,327
Derivatives	136	207
– financial investments – at amortised cost	609	545
– financial assets at fair value through other comprehensive income	0	0
Other financial assets	3,628	3,597
Insurance contract assets	12	14
Reinsurance contract assets	0	0
Assets held for sale	4,748	22,855
Other assets and investment properties	1,785	1,792
Total assets	117,623	123,337
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	117,107	102,605
Reinsurance contract liabilities	0	0
Liabilities of disposal groups held for sale	4,734	21,772
Other liabilities	0	0
Total liabilities	121,841	124,377
Total equity	0	0
Total liabilities and equity	121,841	124,377
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets	5,277	4,452
financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,984	4,233
Derivatives	8	7
– financial investments – at amortised cost	115	90
– financial assets at fair value through other comprehensive income	0	0
Other financial assets	170	122
Insurance contract assets	98	104
Reinsurance contract assets	5,948	5,013
Assets held for sale	258	0
Other assets and investment properties	118	64
Total assets	11,699	9,633
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	4,761	4,427
Reinsurance contract liabilities	680	701
Liabilities of disposal groups held for sale	234	39
Other liabilities	0	0
Total liabilities	5,675	5,167
Total equity	0	0
Total liabilities and equity	5,675	5,167
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets	5,672	6,227
financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,337	4,839
Derivatives	0	1
– financial investments – at amortised cost	1,010	1,060
– financial assets at fair value through other comprehensive income	3	6
Other financial assets	322	321
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Assets held for sale	1,347	0
Other assets and investment properties	45	36
Total assets	7,064	6,263
Liabilities under investment contracts designated at fair value	5,288	5,931
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Liabilities of disposal groups held for sale	0	0
Other liabilities	0	0
Total liabilities	5,288	5,931
Total equity	0	0
Total liabilities and equity	5,288	5,931
Insurance manufacturing subsidiaries | Shareholder assets and liabilities
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets	5,405	5,967
financial assets designated and otherwise mandatorily measured at fair value through profit or loss	579	690
Derivatives	0	0
– financial investments – at amortised cost	3,654	4,335
– financial assets at fair value through other comprehensive income	214	73
Other financial assets	958	869
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Assets held for sale	271	1,367
Other assets and investment properties	2,696	1,970
Total assets	8,372	9,304
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Liabilities of disposal groups held for sale	1,418	1,609
Other liabilities	3,821	4,438
Total liabilities	5,239	6,047
Total equity	6,715	7,015
Total liabilities and equity	$ 11,954	$ 13,062